Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of presented hereunder are the income tax rates
2021 - 23%
2020 - 23%

Schedule of deferred income taxes
	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$5,746	$687

Deferred tax asset before valuation allowance	1,243	158
Valuation allowance	(1,243)	(158)
Net deferred tax asset	$-	$-

Schedule of statutory tax rate
	Year ended December 31,
	2021	2020

Net loss, as reported in the consolidated statements of comprehensive loss	$1,625	$718
Statutory tax rate	21%	21%
Computed “expected” tax income	341	151
Valuation allowance	(341)	(151)
Taxes on income	$-	$-